Acquisitions, Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26,990	$ 22,183
Accumulated amortization	(10,354)	(9,131)
Net	16,634	13,052
Intangible Assets, Net (Excluding Goodwill)	16,744	13,182
Increase (Decrease) in Intangible Assets, Current	5,764
Amortization expense	1,505	1,386	$ 1,286
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
2016	1,952
2017	1,853
2018	1,851
2019	1,725
2020	1,591
Adjustments related to Present Value of Future Profits	266	293
GE Capital
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	435	202
Amortization expense	148	84	$ 93
Acquisition API Healthcare
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		125
Acquisition Thermo Fisher
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		320
Acquisition Alstom
Finite-Lived Intangible Assets [Line Items]
Net	4,065
Acquisition Cameron's Reciprocating Compression Div
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		95
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,650	7,139
Accumulated amortization	(2,059)	(1,772)
Net	6,591	5,367
Finite-lived Intangible Assets Acquired	$ 1,737
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	8 years 6 months
Patents and technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,543	6,685
Accumulated amortization	(3,096)	(2,894)
Net	5,447	3,791
Finite-lived Intangible Assets Acquired	$ 2,213
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	10 years 2 months 12 days
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 7,375	6,509
Accumulated amortization	(4,136)	(3,547)
Net	3,239	2,962
Finite-lived Intangible Assets Acquired	$ 1,196
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	7 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,337	1,129
Accumulated amortization	(282)	(251)
Net	1,055	878
Finite-lived Intangible Assets Acquired	$ 223
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	6 years 3 months 20 days
Lease valuations
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 167	0
Accumulated amortization	(22)	0
Net	145	0
Finite-lived Intangible Assets Acquired	$ 167
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	4 years 8 months 10 days
PVFP
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 651	614
Accumulated amortization	(651)	(614)
Net	0	0
All other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	267	107
Accumulated amortization	(108)	(53)
Net	159	$ 54
Finite-lived Intangible Assets Acquired	$ 227
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	9 years 6 months